Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Finite-Lived Intangible Assets [Line Items]
Goodwill Including Bankruptcy Reorganization	$ 1,476,672	$ 694,245	$ 610,338
Goodwill, Translation Adjustments	(4,189)	(1,968)
Goodwill, Acquired During Period	786,616	85,875
Indefinite-Lived Trade Names	1,178,050	841,068	826,795
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	0	0	32,450
Indefinite-lived Intangible Assets, Translation Adjustments	5,982	(4,277)
Indefinite-lived Intangible Assets Acquired	331,000	22,000
Finite-Lived Intangible Assets, Net	985,116	873,861	857,114
Finite-lived Intangible Assets Acquired	188,281	82,118
spb_ReclassificationFromIndefiniteLivedIntangibleAssetsToFiniteLivedIntangibleAssets		3,450
Amortization of Intangible Assets	77,779	63,666	57,695
Finite-Lived Intangible Assets, Translation Adjustments	753	(5,155)
Finite-Lived Intangible Assets, Average Annual Amortization Expense, Next 5 Years	78,500
Intangible Assets, Net (Excluding Goodwill)	2,163,166	1,714,929
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Global Batteries and Appliances [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill Including Bankruptcy Reorganization	333,500	268,556	268,148
Goodwill, Translation Adjustments	(2,205)	408
Goodwill, Acquired During Period	67,149	0
Indefinite-Lived Trade Names	547,353	545,426	545,804
Indefinite-lived Intangible Assets, Translation Adjustments	1,927	542
Indefinite-lived Intangible Assets Acquired	0	0
Finite-Lived Intangible Assets, Net	440,776	447,112	481,473
Finite-lived Intangible Assets Acquired	29,379	0
spb_ReclassificationFromIndefiniteLivedIntangibleAssetsToFiniteLivedIntangibleAssets		920
Amortization of Intangible Assets	35,553	32,892
Finite-Lived Intangible Assets, Translation Adjustments	(162)	(2,389)
Intangible Assets, Net (Excluding Goodwill)	988,129
Hardware & Home Improvement [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill Including Bankruptcy Reorganization	714,724	0	0
Goodwill, Translation Adjustments	(3,129)	0
Goodwill, Acquired During Period	717,853	0
Indefinite-Lived Trade Names	330,771	0	0
Indefinite-lived Intangible Assets, Translation Adjustments	(229)	0
Indefinite-lived Intangible Assets Acquired	331,000	0
Finite-Lived Intangible Assets, Net	146,461	0	0
Finite-lived Intangible Assets Acquired	158,100	0
spb_ReclassificationFromIndefiniteLivedIntangibleAssetsToFiniteLivedIntangibleAssets		0
Amortization of Intangible Assets	11,372	0
Finite-Lived Intangible Assets, Translation Adjustments	(267)	0
Intangible Assets, Net (Excluding Goodwill)	477,232
Global Pet Supplies [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill Including Bankruptcy Reorganization	239,077	237,932	170,285
Goodwill, Translation Adjustments	1,145	(2,376)
Goodwill, Acquired During Period	0	70,023
Indefinite-Lived Trade Names	216,426	212,142	205,491
Indefinite-lived Intangible Assets, Translation Adjustments	4,284	(4,819)
Indefinite-lived Intangible Assets Acquired	0	14,000
Finite-Lived Intangible Assets, Net	245,227	264,622	219,243
Finite-lived Intangible Assets Acquired	802	65,118
spb_ReclassificationFromIndefiniteLivedIntangibleAssetsToFiniteLivedIntangibleAssets		2,530
Amortization of Intangible Assets	21,379	19,503
Finite-Lived Intangible Assets, Translation Adjustments	1,182	(2,766)
Intangible Assets, Net (Excluding Goodwill)	461,653
Home and Garden Business [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill Including Bankruptcy Reorganization	189,371	187,757	171,905
Goodwill, Translation Adjustments	0	0
Goodwill, Acquired During Period	1,614	15,852
Indefinite-Lived Trade Names	83,500	83,500	75,500
Indefinite-lived Intangible Assets, Translation Adjustments	0	0
Indefinite-lived Intangible Assets Acquired	0	8,000
Finite-Lived Intangible Assets, Net	152,652	162,127	156,398
Finite-lived Intangible Assets Acquired	0	17,000
spb_ReclassificationFromIndefiniteLivedIntangibleAssetsToFiniteLivedIntangibleAssets		0
Amortization of Intangible Assets	9,475	11,271
Finite-Lived Intangible Assets, Translation Adjustments	0	0
Intangible Assets, Net (Excluding Goodwill)	236,152
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	(44,660)	(28,347)
Finite-Lived Intangible Assets, Net	126,912	122,482
Amortization of Intangible Assets	16,587	14,347	12,558
Finite-Lived Intangible Assets, Gross	171,572	150,829
Trade Names [Member] | Global Batteries and Appliances [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	12 years
Trade Names [Member] | Global Batteries and Appliances [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Trade Names [Member] | Hardware & Home Improvement [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	8 years
Trade Names [Member] | Hardware & Home Improvement [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Trade Names [Member] | Global Pet Supplies [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	(160,768)	(113,012)
Finite-Lived Intangible Assets, Net	725,127	683,223
Amortization of Intangible Assets	44,932	40,186	38,320
Finite-Lived Intangible Assets, Gross	885,895	796,235
Customer Relationships [Member] | Global Batteries and Appliances [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Customer Relationships [Member] | Global Batteries and Appliances [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years
Customer Relationships [Member] | Hardware & Home Improvement [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Technology Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	(39,028)	(22,768)
Finite-Lived Intangible Assets, Net	133,077	68,156
Amortization of Intangible Assets	16,260	9,133	6,817
Finite-Lived Intangible Assets, Gross	$ 172,105	$ 90,924
Technology Assets [Member] | Global Batteries and Appliances [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	17 years
Technology Assets [Member] | Global Batteries and Appliances [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years
Technology Assets [Member] | Hardware & Home Improvement [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years
Technology Assets [Member] | Hardware & Home Improvement [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	8 years
Technology Assets [Member] | Global Pet Supplies [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years
Technology Assets [Member] | Global Pet Supplies [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years